Key Figure Definitions and Reconciliations of Alternative Performance Measures (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key Figure Definitions and Reconciliations of Alternative Performance Measures
Research and development expenses	kr (241,371)	kr (149,826)	kr (99,260)
Administrative and selling expenses	(141,724)	(62,882)	(31,132)
Other operating income/expenses	2,501	(140)	(2,090)
Total operating expenses	kr (380,594)	kr (212,848)	kr (132,482)
Expenses relating to research and development/operating expenses, %	63.00%	70.00%	75.00%
Equity attributable to equity holders of the Parent Company	kr 1,210,491	kr 788,071
Total assets at the end of the year	kr 1,506,450	kr 845,200
Equity ratio at the end of the year %	80.00%	93.00%